Employee Benefits	12 Months Ended
Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Note 19 - Employee Benefits

Note 19 - Employee Benefits

A. Composition

Composition of employee benefits:

As at December 31
2017	2016
$ millions	$ millions

Fair value of plan assets	631	552
Termination benefits	(142)	(147)
Defined benefit obligation	(1,068)	(934)
	(579)	(529)

Composition of fair value of the plan assets:

As at December 31
2017	2016
$ millions	$ millions

Equity instruments
With quoted market price	197	205
Debt instruments
With quoted market price	179	133
Without quoted market price	145	126
	324	259

Deposits with insurance companies	110	88

	631	552

Note 19 - Employee Benefits (cont'd)

B. Severance pay

1. Israeli companies

Pursuant to Israeli labor laws and the labor contracts in force, the Company and its Israeli subsidiaries are required to pay severance pay to dismissed employees and employees leaving their employment in certain other circumstances. Severance pay is computed based on length of service and generally according to the latest monthly salary and one month’s salary for each year worked.

The liabilities relating to employee severance pay rights are covered as follows:

a) Under collective labor agreements, the Group companies in Israel make current deposits in outside pension plans for some of the employees. These plans generally provide full severance pay coverage.

The severance pay liabilities covered by these plans are not reflected in the financial statements, since all the risks relating to the payment of the severance pay, as described above, have been transferred to the pension funds.

b) The Group companies in Israel make current deposits in insurance policies in respect of employees holding management positions. These policies provide coverage for the severance pay liability in respect of the said personnel. Under employment agreements, subject to certain limitations, these insurance policies are the property of the employees. The amounts funded in respect of these policies are not reflected in the statements of financial position since they are not under the control and management of the companies.

c) As to the balance of the liabilities that are not funded, as mention above, a provision is recorded in the financial statements based on an actuarial calculation.

2. Certain subsidiaries outside Israel

In countries wherein subsidiaries operate that have no law requiring payment of severance pay, the Group companies have not recorded a provision in the financial statements for possible eventual future severance payments to employees, except in cases where part of the activities of the enterprise is discontinued and, as a result, the employees are dismissed.

Note 19 - Employee Benefits (cont'd)

C. Pension and early retirement

1) Some of the Group’s employees in and outside of Israel (some of whom have already left the Group) have defined benefit pension plans for their retirement, which are controlled by the Company. Generally, according to the terms of the plans, as stated, the employees are entitled to receive pension payments based on, among other things, their number of years of service (in certain cases up to 70% of their last base salary) or computed, in certain cases, based on a fixed salary. Some employees of a subsidiary in Israel are entitled to early retirement if they meet certain conditions, including age and seniority at the time of retirement.

In addition, some Group companies have entered into plans with funds – and with a pension fund for some of the employees – under which such companies make current deposits with that fund which releases them from their liability for making a pension payment under the labor agreements to all of their employees upon reaching a retirement age. The amounts funded are not reflected in the statements of financial position since they are not under the control and management of the Group companies.

2) During 2017, the Company signed a collective agreement with the employees of Rotem Amfert Israel, for a period of 5 years, which includes an early retirement program for 30 employees. As a result, in the financial statements for 2017, the Company increased the provision for employee benefits in connection conclusion of the employment, by $15 million, presented under “other expenses” in the consolidated statement of income.

3) In September 2017, as part of an agreement of understandings for extension of the labor agreement between the Company’s subsidiary Bromine Compounds Ltd. (hereinafter –Bromine Compounds) and the Workers’ Council, Bromine Compounds undertook to pay the employees a special payment of $9 million (to be paid in installments), in exchange for a commitment by the Workers’ Council for full and unequivocal "industrial peace" until September 30, 2019. In case of violation of the agreement, the payments not yet made will be cancelled. As a result, in the financial statements for 2017, the Company recorded a provision, in the amount of $6 million, presented under “cost of labor expenses” in the consolidated statement of income. The remaining obligation will be recognized throughout the period of the agreement, subject to fulfillment of all the required conditions.

4)Subsequent to the date of the report, in January 2018, a plan was approved for reducing the number of employees in CPL (subsidiary located in United Kingdom), as a result of which the Company expects an increase, in the amount of $9 million, in the provision for employee benefits, which will be recorded in the financial statements for 2018.

D. Post-employment retirement benefits

Some of the retirees of the Group companies receive, aside from the pension payments from a pension fund, benefits that are primarily festival gifts and weekends. The companies’ liability for these costs accrues during the employment period. The Group companies include in their financial statements the projected costs in the post-employment period according to an actuarial calculation.

Note 19 - Employee Benefits (cont’d)

E. Movement in net defined benefit assets (liabilities) and in their components:

Fair value of plan assets		Defined benefit obligation		Defined benefit obligation, net
2017	2016	2017	2016	2017	2016
$ millions	$ millions	$ millions	$ millions	$ millions	$ millions

Balance as at January 1	552	669	(934)	(1,025)	(382)	(356)

Income (costs) included in profit or loss:
Current service costs	-	-	(24)	(11)	(24)	(11)
Interest income (costs)	17	13	(29)	(33)	(12)	(20)
Past service cost	-	(70)	-	84	-	14
Effect of movements in exchange rates, net	23	3	(39)	(5)	(16)	(2)
Included in other comprehensive income:
Actuarial losses deriving from changes in financial assumptions	-	-	(42)	(82)	(42)	(82)
Other actuarial gains	25	34	-	-	25	34
Change in respect to translation differences ,net	36	(56)	(65)	70	(29)	15
Other movements
Benefits paid	(36)	(54)	64	68	28	14
Transferred to assets held for sale	-	-	1	-	1	-
Employer contribution	13	12	-	-	13	12
Employee contribution	1	1	-	-	1	-
Balance as at December 31	631	552	(1,068)	(934)	(437)	(382)

The actual return (loss) on plan assets in 2017 is $42 million compare with $47 million in 2016 and $(-1) million in 2015.

Note 19 - Employee Benefits (cont’d)

F. Actuarial assumptions

Principal actuarial assumptions at the reporting date (expressed as weighted averages):

For the year ended December 31
2017	2016	2015
%	%	%

Discount rate as at December 31	2.6	2.9	3.3
Future salary increases	2.9	2.6	2.9
Future pension increase	2.2	2.2	2.2

The assumptions regarding the future mortality rate are based on published statistics and accepted mortality tables.

G. Sensitivity analysis

Assuming all other assumptions remain constant, the following reasonable possible changes effect the defined benefit obligation as of the date of the financial statements in the following manner:

December 2017
Decrease 10%	Decrease 5%	Increase 5%	Increase 10%
$ millions	$ millions	$ millions	$ millions

Significant actuarial assumptions
Salary increase	24	12	(13)	(25)
Discount rate	(37)	(18)	19	37
Mortality table	(22)	(11)	10	21

H. Effect of the plans on the Group's future cash flows

The expenses recorded in respect of defined contribution plans in 2017 are about $40 million (in 2016 and 2015 $32 million and $23 million, respectively).

The Company’s estimate of the deposits expected to be made in 2018 in funded defined benefit plans is about $12 million.

In the Company’s estimation, as at December 31, 2017, the life of the defined benefit plans (based on a weighted average) is about 16.3 years (2016 – about 15.3 years).